EQUITY	12 Months Ended
Dec. 31, 2022
Equity [abstract]
EQUITY	EQUITY
The partnership’s consolidated equity interests include LP Units held by the public and Brookfield, GP Units held by Brookfield, Redemption-Exchange Units held by Brookfield, Special LP Units held by Brookfield and BBUC exchangeable shares held by the public and Brookfield, collectively, “Units” or “Unitholders” as described in Note 1, and $1,490 million of preferred securities held by Brookfield. As at December 31, 2022, Brookfield owns approximately 65.2% of the partnership on a fully exchanged basis.
For the year ended December 31, 2022, the partnership made distributions on the LP Units, GP Units, Redemption-Exchange Units and BBUC exchangeable shares of $50 million, or approximately $0.0625 per Unit (2021: $37 million). For the year ended December 31, 2022, the partnership distributed to others who have interests in operating subsidiaries $2,419 million (2021: $1,935 million), primarily as a result of the distribution of proceeds from the syndication to institutional partners of the partnership’s modular building leasing services operations, lottery services operations, and dealer and technology services operations, a dividend distribution from a non-recourse financing relating to the partnership’s investment in its nuclear technology services operations, combined with a dividend distribution from the partnership’s residential mortgage insurer.
(a)GP and LP Units
LP Units entitle the holder to their proportionate share of distributions. GP Units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The GP Units are not quantitatively material to the consolidated financial statements and therefore have not been separately presented on the consolidated statements of financial position.
The following table provides a continuity of GP Units and LP Units outstanding for the years ended December 31, 2022 and 2021:

	GP Units		LP Units		Total
UNITS	2022	2021	2022	2021	2022	2021
Authorized and issued
Opening balance	4	4	77,085,493	79,031,984	77,085,497	79,031,988
Repurchased and canceled	—	—	(2,525,490)	(1,946,491)	(2,525,490)	(1,946,491)
Conversion from BBUC exchangeable shares	—	—	52,500	—	52,500	—
On issue at December 31	4	4	74,612,503	77,085,493	74,612,507	77,085,497
The weighted average number of LP Units outstanding for the year ended December 31, 2022 was 75.3 million (2021: 78.3 million).
During the year ended December 31, 2022, the partnership repurchased and canceled 2,525,490 LP Units (2021: 1,946,491).
Net income (loss) attributable to limited partnership unitholders was $36 million for the year ended December 31, 2022 (2021: net income of $258 million).
(b)Redemption-Exchange Units held by Brookfield

	Redemption-Exchange Units held by Brookfield
UNITS	2022	2021
Authorized and issued
Opening balance	69,705,497	69,705,497
On issue at December 31	69,705,497	69,705,497
The weighted average number of Redemption-Exchange Units outstanding for the year ended December 31, 2022 was 69.7 million (2021: 69.7 million).
As at December 31, 2022, the Holding LP had issued 69.7 million Redemption-Exchange Units to Brookfield. Both the LP Units and GP Units issued by Brookfield Business Partners L.P. and the Redemption-Exchange Units issued by the Holding LP have the same economic attributes in all respects, except as noted below.
The Redemption-Exchange Units may, at the request of Brookfield, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain customary adjustments). This right is subject to the partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redemption-Exchange Units for LP Units, the Redemption-Exchange Units are required to be redeemed for cash. The Redemption-Exchange Units are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this redemption right is subject to the partnership’s right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the Redemption-Exchange Units are classified as equity in accordance with IAS 32, Financial instruments: presentation (“IAS 32”).
(c)BBUC exchangeable shares

SHARES	BBUC exchangeable shares
Balance as at January 1, 2022	—
Special distribution	73,088,510
Converted to class C shares	(80,425)
Converted to LP Units	(52,500)
Balance as at December 31, 2022	72,955,585
On March 15, 2022, the partnership completed a special distribution whereby Unitholders as of the Record Date received one BBUC exchangeable share, for every two Units held. The special distribution resulted in the issuance of 73 million BBUC exchangeable shares to public unitholders and Brookfield. Both the LP Units and GP Units issued by the partnership and the BBUC exchangeable shares issued by BBUC have the same economic attributes in all respects, except as noted below.
Each BBUC exchangeable share is exchangeable at the option of the holder for one LP Unit (subject to adjustment to reflect certain capital events) or for cash in an amount equal to the market value of one of the partnership’s LP Units. The partnership may elect to satisfy the exchange obligation by acquiring such tendered BBUC exchangeable shares for an equivalent number of LP Units or its cash equivalent. The partnership intends to satisfy any exchange requests on the BBUC exchangeable shares through the delivery of LP Units rather than cash. The BBUC exchangeable shares are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this exchange right is subject to the partnership’s right, at its sole discretion, to satisfy the exchange request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the BBUC exchangeable shares are classified as equity in accordance with IAS 32.
During the year ended December 31, 2022, 52,500 BBUC exchangeable shares were exchanged into LP Units.
(d)Special limited partner units held by Brookfield

	Special Limited Partner Units held by Brookfield
UNITS	2022	2021
Authorized and issued
Opening balance	4	4
On issue at December 31	4	4
The weighted average number of special limited partner units outstanding for the year ended December 31, 2022 was 4 (2021: 4).
In its capacity as the holder of the Special LP Units of the Holding LP, the special limited partner is entitled to incentive distributions which are calculated as 20% of the increase in the market value of the LP Units over an initial threshold based on the volume-weighted average price of the LP Units, subject to a high-water mark.
In order to account for the dilutive effect of the special distribution which occurred on March 15, 2022, the incentive distribution threshold was reduced by one-third, commensurate with the distribution ratio of one (1) BBUC exchangeable share for every two (2) LP Units. Accordingly, the resulting incentive distribution threshold is $31.53 per LP Unit following the completion of the special distribution.
During the twelve months ended December 31, 2022, the volume-weighted average price was $19.36 per LP Unit, which was below the current incentive distribution threshold of $31.53 per LP Unit, resulting in an incentive distribution of $nil (2021: $157 million).
(e)Preferred securities held by Brookfield

	Preferred securities held by Brookfield
($US MILLIONS)	2022	2021
Opening balance	$15	$15
Subscriptions during the year	1,475	—
Balance as at December 31, 2022	$1,490	$15
Brookfield has subscribed for an aggregate of $15 million of preferred shares of three subsidiaries of the partnership. The preferred shares are entitled to receive a cumulative preferential cash dividend equal to 5% of their redemption value per annum as and when declared by the board of the directors of the applicable entity and are redeemable at the option of the applicable entity at any time after the twentieth anniversary of their issuance. The partnership is not obligated to redeem the preferred shares and accordingly, the preferred shares have been determined to be equity of the applicable entities and are reflected as a component of non-controlling interests in the consolidated statements of financial position.
The partnership has an additional commitment agreement with Brookfield, whereby Brookfield agreed to subscribe for up to $1.5 billion of preferred equity securities of subsidiaries of the partnership. The preferred securities bear fixed preferential cumulative dividends or distributions at 6% per annum and are redeemable at the option of Brookfield to the extent the partnership completes asset sales, financings or equity issuances. These preferred securities are presented as equity instruments in accordance with IAS 32, and accordingly the partnership has classified them as a component of non-controlling interests in the consolidated statements of financial position and changes in equity. As at December 31, 2022, Brookfield has subscribed for an aggregate of $1,475 million of perpetual preferred securities